Related party transactions - President, CEO (Details) - EUR (€)		5 Months Ended	7 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2020	Jul. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pekka Lundmark
Related party transactions
Base salary / fee		€ 541,667
Cash incentive payments		573,068
Share-based payment expenses		1,063,164
Pension expenses		211,050
Total		€ 2,388,949
Rajeev Suri
Related party transactions
Base salary / fee			€ 759,365	€ 1,300,000	€ 1,050,000
Cash incentive payments			945,697	637,163	873,862
Share-based payment expenses			1,276,825	2,265,547	1,978,268
Pension expenses			341,591	353,846	312,607
Total			€ 3,323,478	€ 4,556,556	€ 4,214,737
Termination benefits	€ 5,122,317